LOANS PAYABLE	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
LOANS PAYABLE

NOTE 7:LOANS PAYABLE

As at December 31, 2014, there were unsecured loan payable in the amount of $nil (December 31, 2013 - $42,200). During the year ended December 31, 2014, investors converted $37,000 and a related party converted $5,200 of the loan into preferred stock which was immediately converted into common stock (see note 6).